Financial Instruments (Tables)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Financial Instruments Owned At Fair Value [Abstract]
Fair Value Liabilities Measured on Recurring Basis [Table Text Block]
	Level 1	Level 2	Level 3	Total
Interest Rate Swap - Current liabilities	-	(491)	-	(491)
	-	(491)	-	(491)

Fair Value Liabilities Measured on Non Recurring Basis [Table Text Block]
	Level 1	Level 2	Level 3	Total
Vessels held for sale (1)			48,000	48,000
	-	-	48,000	48,000

	Level 1	Level 2	Level 3	Total
Vessels held for sale (1)	-	-	39,750	39,750
Vessels held and used (2)	-	-	16,322	16,322
Deferred charges (3)	-	-	178	178
	-	-	56,250	56,250

Schedule Of Other Derivatives Not Designated As Hedging Instruments Statements Of Financial Performance And Financial Position Location [Table Text Block]
Derivatives not designated as hedging instruments	Location of loss recognized	Amount of loss
		2013	2012	2011
Interest rate swaps	Loss on financial instruments	(8)	(189)	(641)